CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues, net				$ 10				$ 52	$ 57	$ 73
Cost of goods sold				60				80	83	250
Gross margin				(50)				(28)	(26)	(177)
Operating expenses:
Research and development	$ 740			2,228			$ 4,314	7,285	9,079	9,140
Sales and marketing	139			550			572	1,717	2,157	2,415
General and administrative	1,241			1,624			3,534	4,252	5,244	5,144
Total operating expenses	2,120			4,402			8,420	13,254	16,480	16,699
Loss from operations	(2,120)			(4,452)			(8,420)	(13,282)	(16,506)	(16,876)
Change in fair value of warrant liability				42			11	(1)	28	364
Other expense, net	7			20			29	83	(778)	(126)
Loss before provision for income taxes	(2,113)			(4,390)			(8,380)	(13,200)	(17,256)	(16,638)
Provision for income taxes							2	2	2	2
Net loss and comprehensive loss	$ (2,113)	$ (2,646)	$ (3,623)	$ (4,390)	$ (4,410)	$ (4,402)	$ (8,382)	$ (13,202)	$ (17,258)	$ (16,640)
Basic and diluted net loss per share	$ (0.14)			$ (0.57)			$ (0.69)	$ (1.76)	$ (0.09)	$ (0.19)
Shares used in computing basic and diluted net loss per share	14,672,000			7,654,000			12,146,000	7,502,000	193,178,000	85,900,000